Equity-Based Compensation - Schedule of Stock Options Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2018
Stock Options Outstanding
Beginning balance (in shares)	0
Granted (in shares)	5,236,155
Exercised (in shares)	(81,833)
Forfeited or cancelled (in shares)	(10,610)
Ending balance (in shares)	5,143,712
Vested and exercisable (in shares)	1,224,563
Weighted- Average Exercise Price
Granted (in dollars per share)	$ 15.00
Exercised (in dollars per share)	15.00
Forfeited or cancelled (in dollars per share)	15.00
Ending balance (in dollars per share)	15.00
Vested and exercisable (in dollars per share)	$ 15.00
Stock Option Activity, Additional Disclosures
Weighted- Average Remaining Contractual Term (in years)	9 years 4 months 24 days
Vested and Exercisable, Weighted-Average Remaining Contractual Term (in years)	9 years 4 months 24 days
Aggregate Intrinsic Value (in millions)	$ 44.0
Vested and exercisable, Aggregate Intrinsic Value (in millions)	$ 10.5